Derivative Instruments - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Obligation to return cash collateral	$ 100
Derivative assets termination value	0
Credit Risk Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivatives in a net liability position	$ 20